Goodwill - Narrative (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2018
Business Acquisition [Line Items]
Goodwill impairment charge	$ 0	$ 881	$ 0
MuOx Limited
Business Acquisition [Line Items]
Fair value of goodwill				$ 0